Statements of Stockholder's Equity (Deficit) (USD $)	Common Stock	Shares Subscribed	Additional Paid-In Capital	Accumulated Deficit	Accumulated Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 1,389,500		$ 801,896	$ (2,553,681)	$ (39,332)	$ (95,625)	$ (497,242)
Beginning Balance, Shares at Dec. 31, 2010	11,939,412
Fair value of vested options issued			50,637				50,637
Common stock cancelled, Amount	(95,625)					95,625
Common stock cancelled, Shares	(187,500)
Net loss for the year				50,304			50,304
Ending Balance, Amount at Dec. 31, 2011	1,293,875		852,533	(2,503,377)	(39,332)		(396,301)
Ending Balance, Shares at Dec. 31, 2011	11,751,912
Fair value of vested options issued			3,812				3,812
Common stock issued for services at $0.15, Amount	70,500						70,500
Common stock issued for services at $0.15, Shares	470,000
Shares subscribed, not issued		30,000					30,000
Net loss for the year				95,003			95,003
Ending Balance, Amount at Dec. 31, 2012	1,364,375	30,000	856,345	(2,408,374)	(39,332)		(196,986)
Ending Balance, Shares at Dec. 31, 2012	12,221,912
Shares subscribed, not issued		67,500					67,500
Net loss for the year				116,407			116,407
Ending Balance, Amount at Dec. 31, 2013	$ 1,364,375	$ 97,500	$ 856,345	$ (2,291,967)	$ (39,332)		$ (13,079)
Ending Balance, Shares at Dec. 31, 2013	12,221,912